Revenues Operating Leases (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Property Subject to or Available for Operating Lease [Line Items]
Payments remaining in 2018	$ 317.9
Payments in 2019	520.7
Payments in 2020	430.6
Payments in 2021	366.9
Payments in 2022	338.5
Payments thereafter	698.1
Property Available for Operating Lease
Property Subject to or Available for Operating Lease [Line Items]
Net lease	3,200.0	$ 3,100.0
Gross lease	4,100.0	4,100.0
Accumulated depreciation	$ 932.0	$ 1,000.0